Contingent Earn-out Awards	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Contingent Earn-out Awards	CONTINGENT
EARN-OUT
AWARDS
Legacy Matterport Stockholders and certain holders of Legacy Matterport Stock Options and RSUs are entitled to receive a number of
Earn-out
Shares comprising up to 23,460,000 shares of Class A common stock in the aggregate. There are six distinct tranches, and each tranche has 3,910,000
Earn-out
shares. Pursuant to the Merger Agreement, Common Share Price means the share price equal to the volume weighted average price of the Matterport Class A Stock for a period of at least 10 days out of 30 consecutive trading days ending on the trading day immediately prior to the date of determination. If the Common Share Price exceeds $13.00, $15.50, $18.00, $20.50, $23.00, and $25.50, the
Earn-out
shares are issuable during the period beginning on the 180th day following the Closing and ending on the fifth anniversary of such date (the
“Earn-out
Period”). The
Earn-out
shares are subject to early release if a change of control that will result in the holders of the Company common stock receiving a per share price equal to or in excess of the price target as above (collectively, the
“Earn-Out
Triggering Events”).
Any
Earn-out
Shares issuable to any holder of Matterport Stock Options and Matterport RSUs in respect of such Matterport Stock Options and Matterport RSUs shall be issued to such holder only if such holder continues to provide services to the Post-Combination Company through the date of the occurrence of the corresponding triggering event that causes such
Earn-out
Shares to become issuable. Any
Earn-out
Shares that are forfeited pursuant to the preceding sentence shall be reallocated to the other Legacy Matterport Stockholders and Legacy Matterport Stock Options and RSUs holders who remain entitled to receive
Earn-out
Shares in accordance with their respective
Earn-out
pro rata shares.
The estimated fair value of the total
Earn-out
Shares was determined based on a Monte Carlo simulation valuation model using a distribution of potential outcomes on monthly basis over the
Earn-out
Period using the most reliable information available to be issued include events that are not solely indexed to the common stock of the Company. Assumptions used in the valuation are described below:

	As of
	December 31, 2021	July 22, 2021
Current stock price	$20.64	$14.47
Expected term (in years)	5.1	5.5
Expected volatility	67.0%	51.5%
Risk-free interest rate	1.3%	0.8%
Expected dividend yield	0%	0%
At the Closing, the estimated fair value of the total
Earn-out
Shares was $294.8 million. The contingent obligation to issue
Earn-out
Shares to Matterport legacy Stockholders was accounted for as a liability because the
Earn-out
Triggering Events that determine the number of
Earn-out
Shares required. The
Earn-out
pro rata Shares issuable to holders of Legacy Matterport’s RSUs and holders of Legacy Matterport’s Stock Options for such holders with respect to such holders’ Legacy RSUs and Options are accounted as stock-based compensation expense as they are subject to forfeiture based on the satisfaction of certain employment conditions, see Note 14. Stock Plan for more information.
The Company recognized $231.6 million contingent
earn-out
liability attributable to the
Earn-out
Shares to Matterport legacy Stockholders upon the Closing on July 22, 2021. The following table sets forth a summary of the changes in the estimated fair value of the earn-out
liabilities, which are measured at fair value on a recurring basis using significant unobservable inputs (in thousands):

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance at December 31, 2020	$—
Contingent earn-out liability recognized upon the closing of the Merger	231,627
Reallocation of Earn-out Shares to earn-out liability upon forfeitures	5,495
Change in fair value of earn-out liability	140,454

Balance at December 31, 2021	$377,576

As of December 31, 2021, the
Earn-out
triggering events have not yet been achieved, the
Earn-out
Shares are contingently issuable and not reflected in the consolidated financial statements. On January 18, 2022, all six
Earn-out
Triggering Events for issuing up to 23,460,000
Earn-out
Shares occurred. Refer to Note 19. Subsequent Events for additional information.